CONVERTIBLE PREFERRED STOCK - (Schedule of accrued, paid and unpaid dividends on convertible preferred Shares) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Dividends Payable, Current, Ending	$ 894	$ 537
Preferred Class A [Member] | Convertible Preferred Stock [Member]
Dividend Payable, Current, Begining	537	371
Accrual Dividends	525	525
Dividends on Former SAE Preferred Shares	(168)	(359)
Dividends Payable, Current, Ending	$ 894	$ 537